NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED	12 Months Ended
Dec. 29, 2019
Accounting policies, changes in accounting estimates and errors [Abstract]
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED:
Amendments to IFRS 3, Business combinations
In October 2018, the IASB issued amendments to IFRS 3, Business combinations. The amendments clarify the definition of a business, with the objective of assisting entities in determining whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and apply prospectively. Given the prospective application of the amendment, at this time the Company does not expect any significant impacts as a result of its adoption.